Document and Entity Information	Sep. 25, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 25, 2025
Entity Registrant Name	EASTERN BANKSHARES, INC.
Entity Incorporation State Country Code	MA
Entity File Number	001-39610
Entity Tax Identification Number	84-4199750
Entity Address Address Line 1	125 High Street
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02110
City Area Code	800
Local Phone Number	327-8376
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	EBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Eastern Bankshares, Inc. (“Eastern”), the holding company for Eastern Bank, and HarborOne Bancorp, Inc. (“HarborOne”), the holding company for HarborOne Bank, today jointly announced that Eastern has caused the election form and letter of transmittal (together with the related instructions, the “Election Materials”) to be distributed to holders of HarborOne common stock so HarborOne shareholders may elect to receive either Eastern common stock, cash or a combination of both upon the completion of the previously announced pending combination of Eastern and HarborOne. A copy of the press release is attached to this Current Report on Form 8-K/A as Exhibit 99.1 and is incorporated herein by reference.
Entity Central Index Key	0001810546